                       Supplement dated October 31,  2005
                    To the Prospectus dated May 1, 2005 for

                     AmSouth Premium Plus Variable Annuity
                    AmSouth Premium Plus II Variable Annuity

                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III

This supplement amends the prospectus for the AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The purpose of this supplement is to advise you that on October 31, 2005 (the "Effective Date"), New York Life Insurance and Annuity Corporation ("NYLIAC") substituted shares held by NYLIAC Variable Annuity Separate Account - III (the "Separate Account") in the portfolios of the Variable Insurance Funds (the "Replaced Funds") with shares of certain other registered investment companies (the "Substitute Funds"), as more fully described below. The substitutions were effected pursuant to an order of approval issued by the Securities and Exchange Commission on the Effective Date.

                               Fund Substitutions

On the Effective Date, NYLIAC substituted the shares held by the Separate Account in the portfolios of the Replaced Funds with shares of the Substitute Funds.

The substitutions were as follows:

     REPLACED FUNDS                                  SUBSTITUTE FUNDS
-------------------------------------------------------------------------------
AmSouth Enhanced Market Fund                    MainStay VP S&P 500 Index
                                                Portfolio - Initial Class,
                                                Service Class
-------------------------------------------------------------------------------
AmSouth International Equity Fund               MainStay VP International
                                                Equity Portfolio - Initial
                                                Class, Service Class
-------------------------------------------------------------------------------
AmSouth Large Cap Fund                          MainStay VP Value Portfolio -
                                                Initial Class, Service Class
-------------------------------------------------------------------------------
AmSouth Mid Cap Fund                            Fidelity/R/VIP Mid Cap Portfolio
                                                - Service Class 2
-------------------------------------------------------------------------------

NYLIAC effected the substitutions by simultaneously placing an order to redeem the shares of the Replaced Funds and an order to purchase shares of the Substitute Funds. If you did not transfer your Accumulation Value out of an Investment Division funded by a Replaced Fund prior to the Effective Date, your Accumulation Value was automatically transferred to the Investment Divisions funded by the corresponding Substitute Funds.

Proceeds of AmSouth Enhanced Market Fund, AmSouth International Equity Fund and AmSouth Large Cap Fund shares applicable to policies purchased prior to June 2, 2003, were used to purchase Initial Class shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio and MainStay VP Value Portfolio, respectively. Proceeds of AmSouth Enhanced Market Fund, AmSouth International Equity Fund and AmSouth Large Cap Fund shares applicable to policies purchased on or after June 2, 2003 were used to purchase Service Class shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio and MainStay VP Value Portfolio, respectively. Proceeds of AmSouth Mid Cap Fund shares were used to purchase Service Class 2 shares of the Fidelity/R/ VIP Mid Cap Portfolio.

For thirty days following the Effective Date, a policyowner may transfer his or her Accumulation Value out of an Investment Division funded by a Substitute Fund as a result of a substitution to another Investment Division or the Fixed Account without any charge or limitation (except potentially harmful transfers (see "Limits on Transfers" in the prospectus)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on Accumulation Unit values as of the close of the Business Day on which we receive the transfer request. All other transfers are subject to the limitations, and may be subject to the charges, described in the prospectus.

A complete list of all Investment Divisions that are available under your policy, including the Investment Divisions that invest in the Substitute Funds, is set forth in the prospectus. You may obtain a copy of the prospectus by calling 800-762-6212. Information regarding the Substitute Funds, including the investment objectives, policies, risks and fees and expenses, are contained in the Substitute Funds' prospectuses that were previously provided to you.

All expenses incurred in connection with the substitutions will be paid by NYLIAC. You will not incur any fees or charges or any tax liability because of the substitutions, and your Accumulation Value immediately prior to the Effective Date was equal to your Accumulation Value immediately after the Effective Date.



                          ____________________________

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        Supplement dated October 31, 2005
                     To the Prospectus dated May 1, 2005 for

                      AmSouth Premium Plus Variable Annuity
                    AmSouth Premium Plus II Variable Annuity

                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III

This supplement amends the prospectus for the AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The purpose of this supplement is to describe the new Investment Divisions that will be available under the policies pursuant to the substitution that was effected on October 31, 2005 by New York Life Insurance and Annuity Corporation.

Keeping these purposes in mind, please note the following changes effective as of October 31, 2005.

I.    ADDITIONS/DELETIONS OF INVESTMENT DIVISIONS

            Throughout the prospectus, all references to "AmSouth Enhanced Market Fund," "AmSouth International Equity Fund," "AmSouth Large Cap Fund" and "AmSouth Mid Cap Fund," should be replaced by "MainStay VP S&P 500 Index," "MainStay VP International Equity," MainStay VP Value" and "Fidelity(R) VIP Mid Cap."

II.   TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES

            "Maximum" column in the table showing TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES should be replaced with the following:

                                    MAXIMUM
                                    -------
                                     2.06%
                                     1.71%

III.  TOTAL ANNUAL FUND OPERATING EXPENSES

            Add the following to the table showing the TOTAL ANNUAL FUND OPERATING EXPENSES on page 6:

------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL FUND
                           ADVISORY                                                     OTHER            ANNUAL
        FUND                 FEE           ADMINISTRATION FEE        12b-1 FEE         EXPENSES        EXPENSE (*)
------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500
Index  - Service Class      0.10%                 0.20%                0.25%            0.09%             0.64%
------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500
Index - Initial Class       0.10%                 0.20%                0.00%            0.09%             0.39%
------------------------------------------------------------------------------------------------------------------
MainStay VP
International Equity
- Service Class             0.60%                 0.20%                0.25%            0.19%             1.24%
------------------------------------------------------------------------------------------------------------------
MainStay VP
International Equity
- Initial Class             0.60%                 0.20%                0.00%            0.19%             0.99%
------------------------------------------------------------------------------------------------------------------
MainStay VP Value -
Service Class               0.36%                 0.20%                0.25%            0.09%             0.90%
------------------------------------------------------------------------------------------------------------------
MainStay VP Value -
Initial Class               0.36%                 0.20%                0.00%            0.09%             0.65%
------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid
Cap - Service Class 2       0.57%                 0.00%                0.25%            0.14%           0.96(**)
------------------------------------------------------------------------------------------------------------------

(*) Shown as a percentage of average net assets for the fiscal year ended December 31, 2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(**) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

IV.        EXAMPLES TABLE

                     Add the following to the table of expenses on page 8 for AMSOUTH PREMIUM PLUS ANNUITY POLICES PURCHASED ON OR AFTER JUNE 2, 2003:

                                EXPENSES IF YOU ANNUITIZE YOUR POLICY                EXPENSES IF YOU SURRENDER YOUR POLICY
                                -------------------------------------                -------------------------------------
                            1 YR         3 YR          5YR          10YR          1YR          3 YR          5YR          10 YR
                            ----         ----          ---          ----          ---          ----          ---          -----
INVESTMENT DIVISION

MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders        $1,033.25    $  914.43    $1,555.13     $3,273.16    $1,033.25     $1,678.77    $2,251.12     $3,273.16
with IPP Rider            $1,075.88    $1,050.23    $1,777.85     $3,698.12    $1,075.88     $1,804.30    $2,458.31     $3,698.12
with EBB Rider            $1,061.67    $1,005.11    $1,704.09     $3,558.58    $1,061.67     $1,762.60    $2,389.70     $3,558.58
with IPP & EBB Riders     $1,104.30    $1,140.92    $1,926.81     $3,983.54    $1,104.30     $1,888.12    $2,596.89     $3,983.54
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders        $  976.22    $  730.77    $1,250.50     $2,674.12    $  976.22     $1,509.02    $1,967.72     $2,674.12
with IPP Rider            $1,019.11    $  869.11    $1,480.33     $3,127.96    $1,019.11     $1,636.89    $2,181.53     $3,127.96
with EBB Rider            $1,004.81    $  823.13    $1,404.20     $2,978.93    $1,004.81     $1,594.39    $2,110.71     $2,978.93
with IPP & EBB Riders     $1,047.70    $  961.47    $1,634.00     $3,432.76    $1,047.70     $1,722.26    $2,324.51     $3,432.76
MAINSTAY VP VALUE-SERVICE CLASS
without any Riders        $1,000.93    $  810.64    $1,383.46     $2,938.12    $1,000.93     $1,582.84    $2,091.42     $2,938.12
with IPP Rider            $1,043.71    $  947.87    $1,610.17     $3,379.20    $1,043.71     $1,709.69    $2,302.33     $3,379.20
with EBB Rider            $1,029.45    $  902.26    $1,535.07     $3,234.37    $1,029.45     $1,667.53    $2,232.46     $3,234.37
with IPP & EBB Riders     $1,072.23    $1,039.50    $1,761.80     $3,675.49    $1,072.23     $1,794.39    $2,443.40     $3,675.49
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders        $1,006.63    $  829.01    $1,413.94     $2,998.06    $1,006.63     $1,599.82    $2,119.77     $2,998.06
with IPP Rider            $1,049.38    $  965.98    $1,639.94     $3,436.27    $1,049.38     $1,726.43    $2,330.02     $3,436.27
with EBB Rider            $1,035.13    $  920.47    $1,565.09     $3,292.39    $1,035.13     $1,684.36    $2,260.39     $3,292.39
with IPP & EBB Riders     $1,077.89    $1,057.45    $1,791.09     $3,730.61    $1,077.89     $1,810.97    $2,470.64     $3,730.61

                           EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                           --------------------------------------------
                           1 YR        3 YR         5 YR         10 YR
                           ----        ----         ----         -----
INVESTMENT DIVISION

MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders        $298.76    $  914.43    $1,555.13     $3,273.16
with IPP Rider            $344.70    $1,050.23    $1,777.85     $3,698.12
with EBB Rider            $329.38    $1,005.11    $1,704.09     $3,558.58
with IPP & EBB Riders     $375.32    $1,140.92    $1,926.81     $3,983.54
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders        $237.30    $  730.77    $1,250.50     $2,674.12
with IPP Rider            $283.52    $  869.11    $1,480.33     $3,127.96
with EBB Rider            $268.11    $  823.13    $1,404.20     $2,978.93
with IPP & EBB Riders     $314.33    $  961.47    $1,634.00     $3,432.76
MAINSTAY VP VALUE-SERVICE CLASS
without any Riders        $263.93    $  810.64    $1,383.46     $2,938.12
with IPP Rider            $310.03    $  947.87    $1,610.17     $3,379.20
with EBB Rider            $294.66    $  902.26    $1,535.07     $3,234.37
with IPP & EBB Riders     $340.76    $1,039.50    $1,761.80     $3,675.49
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders        $270.08    $  829.01    $1,413.94     $2,998.06
with IPP Rider            $316.15    $  965.98    $1,639.94     $3,436.27
with EBB Rider            $300.79    $  920.47    $1,565.09     $3,292.39
with IPP & EBB Riders     $346.86    $1,057.45    $1,791.09     $3,730.61

            Add the following to the table of expenses on page 12 for AMSOUTH PREMIUM PLUS ANNUITY POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                              EXPENSES IF YOU ANNUITIZE YOUR POLICY                EXPENSES IF YOU SURRENDER YOUR POLICY
                              -------------------------------------                -------------------------------------
                           1 YR        3 YR          5YR          10YR          1YR          3 YR          5YR          10 YR
                           ----        ----          ---          ----          ---          ----          ---          -----
INVESTMENT DIVISION

MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders      $1,009.49    $  838.19    $1,429.15     $3,027.91    $1,009.49     $1,608.31    $2,133.92     $3,027.91
with IPP Rider          $1,052.23    $  975.04    $1,654.80     $3,464.69    $1,052.23     $1,734.80    $2,343.84     $3,464.69
with EBB Rider          $1,037.98    $  929.56    $1,580.04     $3,321.25    $1,037.98     $1,692.77    $2,274.30     $3,321.25
with IPP & EBB Riders   $1,080.72    $1,066.42    $1,805.72     $3,758.06    $1,080.72     $1,819.27    $2,484.25     $3,758.06
MAINSTAY VP S&P 500 INDEX - INITIAL CLASS
without any Riders      $  952.46    $  653.59    $1,121.31     $2,413.84    $  952.46     $1,437.68    $1,847.52     $2,413.84
with IPP Rider          $  995.46    $  792.98    $1,354.12     $2,880.19    $  995.46     $1,566.52    $2,064.12     $2,880.19
with EBB Rider          $  981.12    $  746.66    $1,277.01     $2,727.05    $  981.12     $1,523.70    $1,992.38     $2,727.05
with IPP & EBB Riders   $1,024.12    $  886.04    $1,509.81     $3,193.37    $1,024.12     $1,652.54    $2,208.97     $3,193.37
MAINSTAY VP VALUE - INITIAL CLASS
without any Riders      $  977.17    $  733.86    $1,255.66     $2,684.41    $  977.17     $1,511.87    $1,972.51     $2,684.41
with IPP Rider          $1,020.06    $  872.14    $1,485.34     $3,137.74    $1,020.06     $1,639.69    $2,186.20     $3,137.74
with EBB Rider          $1005.76     $  826.20    $1,409.27     $2,988.88    $1,005.76     $1,597.22    $2,115.43     $2,988.88
with IPP & EBB Riders   $1,048.65    $  964.47    $1,638.95     $3,442.21    $1,048.65     $1,725.04    $2,329.11     $3,442.21
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders      $1,006.63    $  829.01    $1,413.94     $2998.06     $1,006.63     $1,599.82    $2,119.77     $2,998.06
with IPP Rider          $1,049.38    $  965.98    $1,639.94     $3,436.27    $1,049.38     $1,726.43    $2,330.02     $3,436.27
with EBB Rider          $1,035.13    $  920.47    $1,565.09     $3,292.39    $1,035.13     $1,684.36    $2,260.39     $3,292.39
with IPP & EBB Riders   $1,077.89    $1,057.45    $1,791.09     $3,730.61    $1,077.89     $1,810.97    $2,470.64     $3,730.61

                         EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                         --------------------------------------------
                         1 YR        3 YR          5 YR         10 YR
                         ----        ----          ----         -----
INVESTMENT DIVISION

MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders      $273.16    $  838.19    $1,429.15     $3,027.91
with IPP Rider          $319.21    $  975.04    $1,654.80     $3,464.69
with EBB Rider          $303.86    $  929.56    $1,580.04     $3,321.25
with IPP & EBB Riders   $349.91    $1,066.42    $1,805.72     $3,758.06
MAINSTAY VP S&P 500 INDEX - INITIAL CLASS
without any Riders      $211.70    $  653.59    $1,121.31     $2,413.84
with IPP Rider          $258.03    $  792.98    $1,354.12     $2,880.19
with EBB Rider          $242.59    $  746.66    $1,277.01     $2,727.05
with IPP & EBB Riders   $288.92    $  886.04    $1,509.81     $3,193.37
MAINSTAY VP VALUE - INITIAL CLASS
without any Riders      $238.33    $  733.86    $1,255.66     $2,684.41
with IPP Rider          $284.54    $  872.14    $1,485.34     $3,137.74
with EBB Rider          $269.14    $  826.20    $1,409.27     $2,988.88
with IPP & EBB Riders   $315.35    $  964.47    $1,638.95     $3,442.21
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders      $270.08    $  829.01    $1,413.94     $2,998.06
with IPP Rider          $316.15    $  965.98    $1,639.94     $3,436.27
with EBB Rider          $300.79    $  920.47    $1,565.09     $3,292.39
with IPP & EBB Riders   $346.86    $1,057.45    $1,791.09     $3,730.61

            Add the following to the table of expenses on page 15 for AMSOUTH PREMIUM PLUS II VARIABLE ANNUITY POLICIES:

                             EXPENSES IF YOU ANNUITIZE YOUR POLICY                 EXPENSES IF YOU SURRENDER YOUR POLICY
                             -------------------------------------                 -------------------------------------
                          1 YR         3 YR          5YR          10YR          1YR          3 YR          5YR          10 YR
                          ----         ----          ---          ----          ---          ----          ---          -----
INVESTMENT DIVISION

MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders      $1,047.51    $  959.98    $1,630.08     $3,417.41    $1,047.51     $1,720.89    $2,320.85     $3,417.41
with IPP Rider          $1,090.08    $1,095.18    $1,851.08     $3,835.41    $1,090.08     $1,845.84    $2,526.43     $3,835.41
with EBB Rider          $1,075.89    $1,050.25    $1,777.88     $3,698.15    $1,075.89     $1,804.32    $2,458.34     $3,698.15
with IPP & EBB Riders   $1,118.46    $1,185.43    $1,998.86     $4,116.14    $1,118.46     $1,929.26    $2,663.91     $4,116.14
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders      $  990.48    $  776.90    $1,327.40     $2,827.26    $  990.48     $1,551.66    $2,039.26     $2,827.26
with IPP Rider          $1,033.30    $  914.60    $1,555.41     $3,273.69    $1,033.30     $1,678.93    $2,251.38     $3,273.69
with EBB Rider          $1,019.03    $  868.85    $1,479.89     $3,137.12    $1,019.03     $1,636.64    $2,181.13     $3,127.12
with IPP & EBB Riders   $1,061.85    $1,006.54    $1,707.90     $3,573.56    $1,061.85     $1,763.92    $2,393.26     $3,573.56
MAINSTAY VP VALUE-SERVICE CLASS
without any Riders      $1,015.19    $  856.53    $1,459.51     $3,087.34    $1,015.19     $1,625.26    $2,162.17     $3,087.34
with IPP Rider          $1,057.91    $  993.13    $1,684.46     $3,521.25    $1,057.91     $1,751.52    $2,371.44     $3,521.25
with EBB Rider          $1,043.67    $  947.74    $1,609.95     $3,378.77    $1,043.67     $1,709.57    $2,302.12     $3,378.77
with IPP & EBB Riders   $1,086.38    $1,084.34    $1,834.89     $3,812.69    $1,086.38     $1,835.83    $2,511.39     $3,812.69
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders      $1,020.89    $  874.83    $1,489.77     $3,146.39    $1,020.89     $1,642.17    $2,190.32     $3,146.39
with IPP Rider          $1,063.58    $1,011.19    $1,714.03     $3,577.47    $1,063.58     $1,768.21    $2,398.95     $3,577.47
with EBB Rider          $1,049.35    $  965.87    $1,639.75     $3,435.92    $1,049.35     $1,726.32    $2,329.84     $3,435.92
with IPP & EBB Riders   $1,092.04    $1,102.23    $1,864.01     $3,866.99    $1,092.04     $1,852.36    $2,538.47     $3,866.99

                         EXPENSES IF YOU DO NOT SURRENDER YOUR POLICY
                         --------------------------------------------
                         1 YR        3 YR          5 YR         10 YR
                         ----        ----          ----         -----
INVESTMENT DIVISION

MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders      $314.13    $  959.98    $1,630.08     $3,417.41
with IPP Rider          $360.00    $1,095.18    $1,851.08     $3,835.41
with EBB Rider          $344.71    $1,050.25    $1,777.88     $3,698.15
with IPP & EBB Riders   $390.58    $1,185.43    $1,998.86     $4,116.14
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders      $252.67    $  776.90    $1,327.40     $2,827.26
with IPP Rider          $298.82    $  914.60    $1,555.41     $3,273.69
with EBB Rider          $283.44    $  868.85    $1,479.89     $3,127.12
with IPP & EBB Riders   $329.58    $1,006.54    $1,707.90     $3,573.56
MAINSTAY VP VALUE-SERVICE CLASS
without any Riders      $279.30    $  856.53    $1,459.51     $3,087.34
with IPP Rider          $325.33    $  993.13    $1,684.46     $3,521.25
with EBB Rider          $309.99    $  947.74    $1,609.95     $3,378.77
with IPP & EBB Riders   $356.01    $1,084.34    $1,834.89     $3,812.69
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders      $285.45    $  874.83    $1,489.77     $3,146.39
with IPP Rider          $331.45    $1,011.19    $1,714.03     $3,577.47
with EBB Rider          $316.11    $  965.87    $1,639.75     $3,435.92
with IPP & EBB Riders   $362.11    $1,102.23    $1,864.01     $3,866.99

V.    CONDENSED FINANCIAL INFORMATION

      Add the following to the Condensed Financial Information on page 23 for AMSOUTH PREMIUM PLUS VARIABLE ANNUITY POLICIES:

      The MainStay VP International Equity - Initial Class, Service Class, MainStay VP S&P 500 Index - Initial Class, Service Class and MainStay VP Value - Initial Class, Service Class were first offered on July 10, 2000 under policies sold through a different distribution channel under the names
MainStay Premium Plus Variable Annuity and MainStay Premium Plus II Variable Annuity.

-------------------------------------------------------------------------------------------------------
                                 MainStay VP
                             International Equity
                               - Service Class        MainStay VP International Equity - Initial Class
                             ---------------------    -------------------------------------------------
                              2004         2003(a)     2004      2003       2002       2001     2000(f)
-------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(beginning of period)        $11.55        $10.00     $ 9.57    $ 7.48     $7.95      $9.40     $10.00
-------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(end of period)              $13.30        $11.55     $11.05    $ 9.57     $7.48      $7.95     $ 9.40
-------------------------------------------------------------------------------------------------------
Number of Units Outstanding
(in 000s) (end of period)     1,262           254      1,377     1,110       481        134         12
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                MainStay VP S&P
                              500 Index - Service
                                     Class                MainStay VP S&P 500 Index - Initial Class
                             ---------------------    -------------------------------------------------
                              2004         2003(a)     2004      2003       2002       2001     2000(f)
-------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(beginning of period)        $11.20        $10.00     $ 7.65    $ 6.07     $ 7.92     $ 9.16    $10.00
--------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(end of period)              $12.15        $11.20     $ 8.32    $ 7.65     $ 6.07     $ 7.92    $ 9.16
--------------------------------------------------------------------------------------------------------
Number of Units Outstanding
(in 000s) (end of period)     4,261         1,215      9,241     9,253      6,206      2,120       217
--------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                               MainStay VP Value
                               - Service Class            MainStay VP Value - Initial Class
                             ---------------------    -------------------------------------------------
                              2004         2003(a)     2004      2003       2002       2001     2000(f)
-------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(beginning of period)        $11.48        $10.00     $10.17    $ 8.11     $10.44     $10.57    $10.00
-------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(end of period)              $12.54        $11.48     $11.14    $10.17     $ 8.11     $10.44    $10.57
-------------------------------------------------------------------------------------------------------
Number of Units Outstanding
(in 000s) (end of period)     1,546           440      3,635     3,619      2,714      1,037         7
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                        Fidelity(R) VIP Mid Cap -
                                                             Service Class 2
                                                       ---------------------------
                                                        2004               2003(e)
----------------------------------------------------------------------------------
Accumulation Unit Value (beginning of period)          $11.23              $10.00
----------------------------------------------------------------------------------
Accumulation Unit Value (end of period)                $13.78              $11.23
----------------------------------------------------------------------------------
Number of Units Outstanding (in 000s) (end of period)   1,537                 107
----------------------------------------------------------------------------------

(a) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(e) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations) through December 31, 2000.

      Add the following to the Condensed Financial Information on page 27 for AMSOUTH PREMIUM PLUS II VARIABLE ANNUITY POLICIES:

----------------------------------------------------------------------------------------------------------------------
                                  MainStay VP          MainStay VP S&P
                              International Equity   500 Index - Service    MainStay VP Value      Fidelity VIP Mid
                                 - Service Class            Class             - Service Class    Cap - Service Class 2
                              --------------------   --------------------  --------------------  ---------------------
                               2004        2003(a)    2004        2003(a)   2004        2003(a)   2004         2003(e)
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(beginning of period)         $11.37        $10.00   $11.24       $10.00   $11.52        $10.00  $11.43        $10.00
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value
(end of period)               $13.08        $11.37   $12.17       $11.24   $12.57        $11.52  $14.00        $11.43
----------------------------------------------------------------------------------------------------------------------
Number of Units Outstanding
(in 000s) (end of period)        578           121    1,560          414      679           185     664            44
----------------------------------------------------------------------------------------------------------------------

(a) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(e) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

VI. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - FUND INFORMATION

            On page 31 of the prospectus, add the following to the table showing the FUNDS, INVESTMENT ADVISERS AND ELIGIBLE PORTFOLIOS available under the policies:

----------------------------------------------------------------------------------------------------------------
FUND                                  INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.         New York Life Investment                  MainStay VP International Equity
                                      Management LLC                            MainStay VP S&P 500 Index
                                      Subadviser: MacKay Shields LLC            MainStay VP Value
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products  Fidelity Management and Research
 Fund                                 Company
                                      Subadvisers: Fidelity Management
                                      & Research (U.K.) Inc., Fidelity
                                      Management & Research (Far East)
                                      Inc., Fidelity Investments Japan Limited
                                      and FMR Co., Inc.                         Fidelity(R) VIP Mid Cap
----------------------------------------------------------------------------------------------------------------

VII.  APPENDIX 1 - EXAMPLES TABLE

            Add the following to the table on page 2 of Appendix 1 for AMSOUTH PREMIUM PLUS VARIABLE ANNUITY POLICES PURCHASED ON OR AFTER JUNE 2, 2003:

-------------------------------------------------------------------------------------------------------------------
                                                                 EXPENSES IF YOU SURRENDER YOUR POLICY
                                                  -----------------------------------------------------------------
                                                    1 YR                 3 YR               5 YR            10 YR
-------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                $1,033.25           $1,583.23           $2,052.26       $3,273.16
with IPP Rider                                    $1,075.88           $1,710.04           $2,263.89       $3,698.12
with EBB Rider                                    $1,061.67           $1,667.91           $2,193.81       $3,558.58
with IPP & EBB Rider                              $1,104.30           $1,794.72           $2,405.44       $3,983.54
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                $ 976.22            $1,411.74           $1,762.80       $2,674.12
with IPP Rider                                    $1,019.11           $1,540.91           $1,981.19       $3,127.96
with EBB Rider                                    $1,004.81           $1,497.98           $1,908.85       $2,978.93
with IPP & EBB Rider                              $1,047.70           $1,627.16           $2,127.22       $3,432.76
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP VALUE-SERVICE CLASS
without any Riders                                $1,000.93           $1,486.32           $1,889.14       $2,938.12
with IPP Rider                                    $1,043.71           $1,614.46           $2,104.57       $3,379.20
with EBB Rider                                    $1,029.45           $1,571.88           $2,033.21       $3,234.37
with IPP & EBB Rider                              $1.072.23           $1,700.02           $2,248.65       $3,675.49
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                $1,006.63           $1,503.47           $1,918.10       $2,998.06
with IPP Rider                                    $1,049.38           $1,631.38           $2,132.86       $3,436.27
with EBB Rider                                    $1,035.13           $1,588.88           $2,061.73       $3,292.39
with IPP & EBB Rider                              $1,077.89           $1,716.78           $2,276.48       $3,730.61
-------------------------------------------------------------------------------------------------------------------

            Add the following to the table on page 4 of Appendix 1 for AMSOUTH PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

-------------------------------------------------------------------------------------------------------------------
                                                                  EXPENSES IF YOU SURRENDER YOUR POLICY
                                                  -----------------------------------------------------------------
                                                    1 YR                 3 YR               5 YR            10 YR
-------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders                                $1,009.49           $1,512.05           $1,932.56       $3,027.91
with IPP Rider                                    $1,052.23           $1,639.83           $2,146.97       $3,464.69
with EBB Rider                                    $1,037.98           $1,597.36           $2,075.94       $3,321.25
with IPP & EBB Rider                              $1,080.72           $1,725.16           $2,290.39       $3,758.06
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX-INITIAL CLASS
without any Riders                                $  952.46           $1,339.66           $1,640.03       $2,413.84
with IPP Rider                                    $  995.46           $1,469.83           $1,861.26       $2,880.19
with EBB Rider                                    $  981.12           $1,426.57           $1,787.99       $2,727.05
with IPP & EBB Rider                              $1,024.12           $1,556.73           $2,009.21       $3,193.37
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP VALUE-INITIAL CLASS
without any Riders                                $  977.17           $1,414.62           $1,767.70       $2,684.41
with IPP Rider                                    $1,020.06           $1,543.75           $1,985.95       $3,137.74
with EBB Rider                                    $1,005.76           $1,500.85           $1,913.67       $2,988.88
with IPP & EBB Rider                              $1,048.65           $1,629.97           $2,131.92       $3,442.21
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                $1,006.63           $1,503.47           $1,918.10       $2,998.06
with IPP Rider                                    $1,049.38           $1,631.38           $2,132.86       $3,436.27
with EBB Rider                                    $1,035.13           $1,588.88           $2,061.73       $3,292.39
with IPP & EBB Rider                              $1,077.89           $1,716.78           $2,276.48       $3,730.61
-------------------------------------------------------------------------------------------------------------------


            Add the following to the table on page 6 of Appendix 1 for AMSOUTH PREMIUM PLUS II VARIABLE ANNUITY POLICIES:

-------------------------------------------------------------------------------------------------------------------
                                                                 EXPENSES IF YOU SURRENDER YOUR POLICY
                                                  -----------------------------------------------------------------
                                                    1 YR                3 YR                5 YR           10 YR
-------------------------------------------------------------------------------------------------------------------
INVESTMENT DIVISION
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                $1,047.51           $1,625.77           $2,123.49       $3,417.41
with IPP Rider                                    $1,090.08           $1,752.01           $2,333.47       $3,835.41
with EBB Rider                                    $1,075.89           $1,710.06           $2,263.92       $3,698.15
with IPP & EBB Rider                              $1,118.46           $1,836.28           $2,473.90       $4,116.14
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                $  990.48           $1,454.81           $1,835.87       $2,827.26
with IPP Rider                                    $1,033.30           $1,583.39           $2,052.53       $3,273.69
with EBB Rider                                    $1,019.03           $1,540.67           $1,980.78       $3,127.12
with IPP & EBB Rider                              $1,061.85           $1,669.25           $2,197.44       $3,573.56
-------------------------------------------------------------------------------------------------------------------
MAINSTAY VP VALUE-SERVICE CLASS
without any Riders                                $1,015.19           $1,529.17           $1,961.41       $3,087.34
with IPP Rider                                    $1,057.91           $1,656.72           $2,175.16       $3,521.25
with EBB Rider                                    $1,043.67           $1,614.34           $2,104.36       $3,378.77
with IPP & EBB Rider                              $1,086.38           $1,741.89           $2,318.10       $3,812.69
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                $1,020.89           $1,546.25           $1,990.17       $3,146.39
with IPP Rider                                    $1,063.58           $1,673.59           $2,203.26       $3,577.47
with EBB Rider                                    $1,049.35           $1,631.27           $2,132.67       $3,435.92
with IPP & EBB Rider                              $1,092.04           $1,758.60           $2,345.76       $3,866.99
-------------------------------------------------------------------------------------------------------------------

                          ----------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                                51 Madison Avenue
                            New York, New York 10010